Note Payable, Net	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Note Payable, Net [Abstract]
NOTE PAYABLE, NET

NOTE 8 – NOTE PAYABLE, NET

In April 2024, the Company issued a promissory note in the principal amount of $78,000 to an investor   in consideration of cash proceeds in the same amount (the “April 2024 Loan”). In addition, the Company issued a stock purchase warrant for the purchase of 14,535 shares of the Company’s common stock (the “April 2024 Warrant”) that is exercisable for three years at an exercise price of $0.86 per warrant. The April 2024 Loan bears interest of 8.0% per annum and is due and payable on April 30, 2025. The April 2024 Warrant was determined to be an equity classified warrant and fair value of $40,804   determined using the Black-Scholes option-pricing model with the following assumptions: volatility of 174.03%, risk-free rate of 4.87%, annual dividend yield of 0.0% and expected life of 3 years. The principal amount of the April 2024 Loan was allocated to the April 2024 Loan and April 2024 Warrant in the amount of $37,196 and $40,804, respectively. The amount allocated to the April 2024 Warrant were recorded as a discount on the April 2024 Loan.

Amortization of the debt discount and interest expense related to the April 2024 Loan amounted to $10,201 and $1,573, respectively, for the three months ended December 31, 2024 and to $17,002 and $2,633, respectively, for the year ended September 30, 2024, which are both included as a component of interest expense on the accompanying consolidated statements of operations and comprehensive loss.

The balance of the April 2024 Loan, net of unamortized discount, was $64,399, $54,198 and $0 as of December 31, 2024, September 30, 2024 and September 30, 2023, respectively and reflected as note payable, net on the accompanying consolidated balance sheets.

NOTE 7 – NOTE PAYABLE, NET

In April 2024, the Company issued a promissory note in the principal amount of $78,000 to an investor in consideration of cash proceeds in the same amount (the “April 2024 Loan”). In addition, the Company issued a stock purchase warrant for the purchase of 14,535 shares of the Company’s common stock (the “April 2024 Warrant”) that is exercisable for three years at an exercise price of $0.86 per warrant. The April 2024 Loan bears interest of 8.0% per annum and is due and payable on April 30, 2025. The April 2024 Warrant was determined to be an equity classified warrant and fair value of $40,804   determined using the Black-Scholes option-pricing model with the following assumptions: volatility of 174.03%, risk-free rate of 4.87%, annual dividend yield of 0.0% and expected life of 3 years. The principal amount of the April 2024 Loan was allocated to the April 2024 Loan and April 2024 Warrant in the amount of $37,196 and $40,804, respectively. The amount allocated to the April 2024 Warrant was recorded as a discount on the April 2024 Loan. In April 2025, the April 2024 Loan was repaid in full.

Amortization of the debt discount and interest expense related to the April 2024 Loan amounted to $0 and $0, and $13,601 and $2,035, respectively, for the three and nine months ended September 30, 2025 and $10,201 and $1,590, and $17,002 and $2,633 respectively, for the three and nine months ended September 30, 2024, which are both included as a component of interest expense on the accompanying consolidated statements of operations and comprehensive loss.

The balance of the April 2024 Loan, net of unamortized discount, was $0 and $64,399 as of September 30, 2025 and December 31, 2024, respectively and reflected as note payable, net on the accompanying consolidated balance sheets.